Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited)

	Shares	Value

COMMON STOCK—73.0%

Aerospace & Defense—2.6%
Lockheed Martin Corp.	103,480	$39,380,349

Automobiles—0.4%
Ferrari NV	27,119	5,786,923

Banks—3.5%
Bank of America Corp.	405,163	16,421,256
Citigroup, Inc.	128,786	9,174,715
First Republic Bank	35,505	6,505,936
JPMorgan Chase & Co. (g)	141,023	21,690,748

		53,792,655

Beverages—0.9%
Brown-Forman Corp., Class B	54,623	4,166,642
Coca-Cola Co.	83,578	4,511,541
Monster Beverage Corp. (h)	51,981	5,044,756

		13,722,939

Biotechnology—0.5%
Amgen, Inc.	33,982	8,143,446

Capital Markets—3.6%
Intercontinental Exchange, Inc.	59,063	6,952,306
MarketAxess Holdings, Inc.	27,283	13,326,654
Morgan Stanley	96,832	7,993,482
MSCI, Inc.	34,848	16,928,113
Nasdaq, Inc.	60,054	9,701,123

		54,901,678

Chemicals—1.5%
Linde PLC	32,049	9,160,886
RPM International, Inc.	64,345	6,102,480
Sherwin-Williams Co.	26,367	7,221,130

		22,484,496

Commercial Services & Supplies—1.1%
Cintas Corp.	14,828	5,117,736
Waste Management, Inc.	83,886	11,573,751

		16,691,487

Communications Equipment—0.3%
Cisco Systems, Inc.	102,088	5,197,300

Consumer Finance—0.4%
American Express Co.	37,266	5,714,741

Containers & Packaging—0.4%
Avery Dennison Corp.	29,833	6,389,334

Distributors—0.8%
Pool Corp.	30,881	13,047,840

Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.	95,847	5,538,998

	Shares	Value

Electric Utilities—1.4%
NextEra Energy, Inc. (g)	285,553	$22,133,213

Electrical Equipment—0.7%
AMETEK, Inc.	86,021	11,606,814

Entertainment—1.5%
Activision Blizzard, Inc.	103,168	9,407,890
Netflix, Inc. (h)	25,365	13,024,166

		22,432,056

Equity Real Estate Investment Trusts (REITs)—7.0%
Alexandria Real Estate Equities, Inc.	24,725	4,477,697
American Tower Corp.	174,691	44,506,026
CoreSite Realty Corp.	47,620	5,785,354
Crown Castle International Corp.	32,245	6,096,240
CyrusOne, Inc.	168,797	12,293,486
Equinix, Inc.	16,975	12,234,901
Prologis, Inc.	79,280	9,238,498
Sun Communities, Inc.	80,296	13,395,782

		108,027,984

Food & Staples Retailing—1.2%
Costco Wholesale Corp.	32,378	12,047,530
Walmart, Inc.	41,092	5,749,182

		17,796,712

Food Products—0.2%
McCormick & Co., Inc.	42,821	3,869,306

Gas Utilities—0.9%
Atmos Energy Corp.	130,190	13,486,382

Healthcare Equipment & Supplies—1.9%
ResMed, Inc.	55,528	10,437,598
Stryker Corp.	36,880	9,685,795
West Pharmaceutical Services, Inc.	28,731	9,438,708

		29,562,101

Healthcare Providers & Services—1.1%
Anthem, Inc.	15,786	5,989,050
UnitedHealth Group, Inc.	29,052	11,585,938

		17,574,988

Healthcare Technology—0.3%
Veeva Systems, Inc., Class A (h)	15,658	4,422,602

Hotels, Restaurants & Leisure—2.2%
Chipotle Mexican Grill, Inc. (h)	3,209	4,787,924
Domino’s Pizza, Inc.	15,526	6,557,251
McDonald’s Corp.	47,907	11,309,885
Starbucks Corp.	43,176	4,943,220
Wingstop, Inc.	37,905	6,004,531

		33,602,811

Household Durables—0.4%
Garmin Ltd.	42,018	5,766,550

Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Household Products—1.0%
Church & Dwight Co., Inc.	133,525	$11,448,434
WD-40 Co.	13,172	3,276,403

		14,724,837

Industrial Conglomerates—1.3%
Honeywell International, Inc.	34,468	7,687,743
Roper Technologies, Inc.	27,696	12,364,602

		20,052,345

Insurance—1.2%
Allstate Corp.	94,482	11,980,318
Willis Towers Watson PLC	23,270	6,023,672

		18,003,990

Interactive Media & Services—1.9%
Alphabet, Inc., Class A (h)	10,014	23,567,949
Alphabet, Inc., Class C (h)	2,648	6,381,998

		29,949,947

Internet & Direct Marketing Retail—2.9%
Alibaba Group Holding Ltd., ADR (h)	44,098	10,184,433
Amazon.com, Inc. (g)(h)	10,165	35,246,324

		45,430,757

IT Services—3.2%
Accenture PLC, Class A	35,243	10,219,413
Broadridge Financial Solutions, Inc.	30,622	4,857,568
Global Payments, Inc.	52,180	11,199,393
Jack Henry & Associates, Inc.	30,269	4,928,701
Mastercard, Inc., Class A	23,852	9,112,895
Visa, Inc., Class A	39,383	9,198,294

		49,516,264

Life Sciences Tools & Services—2.1%
Agilent Technologies, Inc.	75,338	10,068,170
Thermo Fisher Scientific, Inc. (g)	47,341	22,261,159

		32,329,329

Machinery—0.4%
Toro Co.	55,592	6,370,843

Media—0.6%
Cable One, Inc.	4,819	8,626,010

Multi-Line Retail—0.4%
Dollar General Corp.	28,480	6,116,080

Multi-Utilities—0.3%
DTE Energy Co.	32,876	4,603,297

Oil, Gas & Consumable Fuels—1.1%
Chesapeake Energy Corp. (h)	1,658	75,555
Lukoil PJSC, ADR	136,354	10,531,983
Marathon Petroleum Corp.	104,360	5,807,634
Valaris Ltd. (h)	16,473	462,068

		16,877,240

	Shares	Value

Personal Products—0.4%
Estee Lauder Cos., Inc., Class A	18,178	$5,704,256

Pharmaceuticals—2.7%
Johnson & Johnson (g)	45,976	7,481,674
Merck & Co., Inc.	292,827	21,815,612
Zoetis, Inc.	70,476	12,194,462

		41,491,748

Professional Services—1.0%
TransUnion	144,840	15,148,816

Road & Rail—0.7%
Norfolk Southern Corp.	40,120	11,203,109

Semiconductors & Semiconductor Equipment—5.5%
Advanced Micro Devices, Inc. (h)	218,222	17,811,280
Broadcom, Inc.	47,433	21,638,934
KLA Corp.	26,344	8,307,580
NVIDIA Corp.	32,813	19,700,269
Teradyne, Inc.	95,409	11,933,758
Texas Instruments, Inc.	30,139	5,440,391

		84,832,212

Software—5.3%
Adobe, Inc. (h)	28,223	14,346,880
Cadence Design Systems, Inc. (h)	54,837	7,225,872
Intuit, Inc.	26,740	11,021,158
Microsoft Corp. (g)	178,147	44,925,110
Synopsys, Inc. (h)	14,227	3,514,923

		81,033,943

Specialty Retail—2.2%
Home Depot, Inc. (g)	106,139	34,354,010

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc. (g)	261,918	34,431,740

Textiles, Apparel & Luxury Goods—0.6%
Lululemon Athletica, Inc. (h)	12,965	4,346,775
NIKE, Inc., Class B (g)	38,388	5,091,017

		9,437,792

Water Utilities—0.8%
American Water Works Co., Inc. (g)	83,423	13,013,154

Total Common Stock (Cost—$918,174,226)		1,124,325,424

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES—19.8%

Airlines—0.5%
JetBlue Airways Corp.,
0.50%, 4/1/26 (a)(b)	$2,740	2,993,450
Southwest Airlines Co.,
1.25%, 5/1/25	2,915	5,061,169

		8,054,619

Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Auto Manufacturers—1.1%
Ford Motor Co.,
zero coupon, 3/15/26 (a)(b)	$5,210	$5,144,875
NIO, Inc. (a)(b),
zero coupon, 2/1/26	1,730	1,477,074
0.50%, 2/1/27	2,025	1,688,850
Tesla, Inc.,
2.00%, 5/15/24	740	8,446,637

		16,757,436

Banks—0.2%
BofA Finance LLC,
0.125%, 9/1/22	1,280	1,473,280
JPMorgan Chase Bank N.A.,
0.125%, 1/1/23 (a)(b)	1,875	2,134,688

		3,607,968

Biotechnology—1.1%
Apellis Pharmaceuticals, Inc.,
3.50%, 9/15/26 (a)(b)	695	1,085,104
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	1,475	1,500,812
Bridgebio Pharma, Inc.,
2.25%, 2/1/29 (a)(b)	2,320	2,131,869
Exact Sciences Corp.,
0.375%, 3/15/27	3,045	4,146,909
0.375%, 3/1/28	795	1,012,631
Guardant Health, Inc.,
zero coupon, 11/15/27 (a)(b)	2,790	3,656,644
Halozyme Therapeutics, Inc.,
0.25%, 3/1/27 (a)(b)	2,845	2,738,312
Illumina, Inc.,
zero coupon, 8/15/23	1,070	1,277,313

		17,549,594

Commercial Services—1.2%
Alarm.com Holdings, Inc.,
zero coupon, 1/15/26 (a)(b)	2,700	2,517,750
Chegg, Inc.,
zero coupon, 9/1/26 (a)(b)	4,630	5,086,055
0.125%, 3/15/25	395	718,110
Shift4 Payments, Inc.,
zero coupon, 12/15/25 (a)(b)	1,535	2,154,833
Square, Inc.,
zero coupon, 5/1/26 (a)(b)	160	184,000
0.125%, 3/1/25	1,265	2,621,712
0.25%, 11/1/27 (a)(b)	3,990	4,688,250

		17,970,710

Computers—0.4%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	3,120	3,443,856
Zscaler, Inc.,
0.125%, 7/1/25 (a)(b)	1,890	2,664,900

		6,108,756

	Principal Amount (000s)	Value

Diversified Financial Services—0.1%
LendingTree, Inc.,
0.50%, 7/15/25 (a)(b)	$2,105	$1,865,556

Energy-Alternate Sources—0.3%
Enphase Energy, Inc. (a)(b),
zero coupon, 3/1/26	1,655	1,498,603
zero coupon, 3/1/28	2,350	2,060,821
SolarEdge Technologies, Inc.,
zero coupon, 9/15/25 (a)(b)	1,595	1,931,545

		5,490,969

Entertainment—0.5%
DraftKings, Inc.,
zero coupon, 3/15/28 (a)(b)	3,800	3,627,100
Live Nation Entertainment, Inc.,
2.00%, 2/15/25	1,075	1,179,813
Vail Resorts, Inc.,
zero coupon, 1/1/26 (a)(b)	2,540	2,693,987

		7,500,900

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust,
1.75%, 12/15/26	2,255	2,575,210

Healthcare-Products—1.0%
Envista Holdings Corp.,
2.375%, 6/1/25 (a)(b)	1,320	2,828,892
Insulet Corp.,
0.375%, 9/1/26	3,725	5,338,390
Novocure Ltd.,
zero coupon, 11/1/25 (a)(b)	1,955	2,779,766
Omnicell, Inc.,
0.25%, 9/15/25 (a)(b)	980	1,525,860
Repligen Corp.,
0.375%, 7/15/24	1,380	2,597,022

		15,069,930

Healthcare-Services—0.7%
Anthem, Inc.,
2.75%, 10/15/42	490	2,596,706
Oak Street Health, Inc.,
zero coupon, 3/15/26 (a)(b)	2,960	3,076,550
Teladoc Health, Inc.,
1.25%, 6/1/27 (a)(b)	4,000	4,472,500

		10,145,756

Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Internet—4.7%
21Vianet Group, Inc.,
zero coupon, 2/1/26 (a)(b)	$2,090	$1,844,425
Airbnb, Inc.,
zero coupon, 3/15/26 (a)(b)	4,310	4,265,220
Booking Holdings, Inc.,
0.75%, 5/1/25 (a)(b)	1,375	2,079,000
Etsy, Inc.,
0.125%, 9/1/27 (a)(b)	3,945	5,096,447
Expedia Group, Inc.,
zero coupon, 2/15/26 (a)(b)	2,195	2,379,380
Match Group Financeco 2, Inc.,
0.875%, 6/15/26 (a)(b)	2,665	4,908,623
Match Group Financeco 3, Inc.,
2.00%, 1/15/30 (a)(b)	1,150	2,261,906
Okta, Inc.,
0.125%, 9/1/25	855	1,316,166
0.375%, 6/15/26 (a)(b)	2,040	2,676,225
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(b)	3,115	4,061,960
0.75%, 7/1/23	1,645	2,315,338
Pinduoduo, Inc.,
zero coupon, 12/1/25	1,760	1,837,440
Shopify, Inc.,
0.125%, 11/1/25	2,475	2,900,391
Snap, Inc.,
zero coupon, 5/1/27 (a)(b)	3,735	3,821,372
0.75%, 8/1/26	1,190	3,266,550
Spotify USA, Inc.,
zero coupon, 3/15/26 (a)(b)	2,875	2,650,750
Twitter, Inc.,
zero coupon, 3/15/26 (a)(b)	4,950	4,500,987
Uber Technologies, Inc.,
zero coupon, 12/15/25 (a)(b)	4,060	4,259,050
Wayfair, Inc.,
0.625%, 10/1/25 (a)(b)	4,340	4,500,037
Wix.com Ltd.,
zero coupon, 8/15/25 (a)(b)	2,730	2,999,587
Zendesk, Inc.,
0.625%, 6/15/25 (a)(b)	2,200	3,228,500
Zillow Group, Inc.,
1.50%, 7/1/23	1,345	2,246,150
2.75%, 5/15/25	1,525	3,150,078

		72,565,582

Iron/Steel—0.2%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	1,050	2,452,800

	Principal Amount (000s)	Value

Leisure—0.6%
NCL Corp., Ltd. (a)(b),
5.375%, 8/1/25	$1,110	$2,101,230
6.00%, 5/15/24	605	1,477,334
Royal Caribbean Cruises Ltd. (a)(b),
2.875%, 11/15/23	1,560	2,017,860
4.25%, 6/15/23	2,490	3,494,715

		9,091,139

Media—0.7%
DISH Network Corp.,
zero coupon, 12/15/25 (a)(b)	2,405	2,938,910
Liberty Broadband Corp.,
2.75%, 9/30/50 (a)(b)	1,535	1,579,698
Liberty Media Corp.,
0.50%, 12/1/50 (a)(b)	1,655	1,848,635
1.00%, 1/30/23	1,105	1,477,385
1.375%, 10/15/23	1,935	2,517,798

		10,362,426

Mining—0.1%
MP Materials Corp.,
0.25%, 4/1/26 (a)(b)	1,505	1,430,691

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp.,
5.50%, 9/15/26 (d)(f)	4,240	4
EQT Corp.,
1.75%, 5/1/26 (a)(b)	1,890	2,805,516
Pioneer Natural Resources Co.,
0.25%, 5/15/25 (a)(b)	3,165	4,801,305
Transocean, Inc.,
4.00%, 12/15/25	535	499,659

		8,106,484

Pharmaceuticals—0.5%
DexCom, Inc.,
0.25%, 11/15/25 (a)(b)	$2,385	2,385,000
0.75%, 12/1/23	550	1,296,625
Jazz Investments I Ltd.,
2.00%, 6/15/26 (a)(b)	2,940	3,759,525

		7,441,150

Pipelines—0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	5,160	4,246,966

Real Estate—0.1%
Redfin Corp.,
zero coupon, 10/15/25 (a)(b)	1,640	1,974,560

Retail—0.6%
Burlington Stores, Inc.,
2.25%, 4/15/25 (a)(b)	2,000	3,191,250
Dick’s Sporting Goods, Inc.,
3.25%, 4/15/25	1,030	2,528,650
RH,
zero coupon, 6/15/23	965	3,417,355

		9,137,255

Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Semiconductors—1.1%
Cree, Inc.,
0.875%, 9/1/23	$1,235	$2,080,203
MACOM Technology Solutions Holdings, Inc.,
0.25%, 3/15/26 (a)(b)	865	861,756
Microchip Technology, Inc.,
0.125%, 11/15/24	7,081	8,028,084
ON Semiconductor Corp.,
1.625%, 10/15/23	1,950	3,803,719
Synaptics, Inc.,
0.50%, 6/15/22	1,365	2,601,178

		17,374,940

Software—2.9%
Akamai Technologies, Inc.,
0.125%, 5/1/25	2,725	3,423,962
Alteryx, Inc.,
0.50%, 8/1/24	2,995	2,785,350
Bentley Systems, Inc.,
0.125%, 1/15/26 (a)(b)	2,415	2,556,881
Bill.com Holdings, Inc.,
zero coupon, 12/1/25 (a)(b)	2,050	2,483,063
Cloudflare, Inc.,
0.75%, 5/15/25 (a)(b)	1,080	2,504,250
Coupa Software, Inc.,
0.375%, 6/15/26 (a)(b)	2,455	2,829,388
Datadog, Inc.,
0.125%, 6/15/25 (a)(b)	2,085	2,486,363
Fastly, Inc., zero coupon,
3/15/26 (a)(b)	2,305	2,226,630
Five9, Inc.,
0.50%, 6/1/25 (a)(b)	1,785	2,710,398
HubSpot, Inc.,
0.375%, 6/1/25 (a)(b)	1,400	2,705,500
Medallia, Inc.,
0.125%, 9/15/25 (a)(b)	280	289,800
MicroStrategy, Inc.,
zero coupon, 2/15/27 (a)(b)	2,285	1,875,985
MongoDB, Inc.,
0.25%, 1/15/26	2,075	3,213,656
RingCentral, Inc.,
zero coupon, 3/1/25	3,315	3,753,535
Splunk, Inc.,
0.50%, 9/15/23	770	852,294
1.125%, 6/15/27 (a)(b)	3,620	3,337,187
Workday, Inc.,
0.25%, 10/1/22	660	1,123,254
Zynga, Inc.,
zero coupon, 12/15/26 (a)(b)	725	783,906
0.25%, 6/1/24	2,000	2,803,800

		44,745,202

	Principal Amount (000s)	Value

Telecommunications—0.2%
Viavi Solutions, Inc.,
1.00%, 3/1/24	$2,040	$2,739,975

Total Convertible Bonds & Notes (Cost—$274,817,817)		304,366,574

	Shares

CONVERTIBLE PREFERRED STOCK—4.3%

Auto Components—0.2%
Aptiv PLC,
5.50%, 6/15/23, Ser. A	18,645	3,044,728

Banks—0.6%
Bank of America Corp.,
7.25%, Ser. L (e)	2,170	3,072,677
Wells Fargo & Co.,
7.50%, Ser. L (e)	4,205	6,029,213

		9,101,890

Chemicals—0.1%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	41,955	2,078,870

Diversified Financial Services—0.4%
2020 Mandatory Exchangeable Trust,
6.50%, 5/16/23 (a)(b)	1,770	3,215,028
KKR & Co., Inc.,
6.00%, 9/15/23, Ser. C	41,800	3,134,164

		6,349,192

Electric Utilities—0.7%
AES Corp.,
6.875%, 2/15/24	30,470	3,320,925
NextEra Energy, Inc.,
5.279%, 3/1/23	48,980	2,467,123
6.219%, 9/1/23	85,730	4,326,793

		10,114,841

Electronics—0.1%
II-VI, Inc.,
6.00%, 7/1/23, Ser. A	4,235	1,181,565

Environmental Services—0.2%
GFL Environmental, Inc.,
6.00%, 3/15/23	31,540	2,415,018

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	12,250	1,494,623

Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Healthcare-Products—0.9%
Avantor, Inc.,
6.25%, 5/15/22, Ser. A	32,010	$3,163,868
Boston Scientific Corp.,
5.50%, 6/1/23, Ser. A	25,085	2,949,494
Danaher Corp.,
5.00%, 4/15/23, Ser. B	5,725	8,105,169

		14,218,531

Media—0.1%
ViacomCBS, Inc.,
5.75%, 4/1/24, Ser. A	26,165	1,898,009

Oil, Gas & Consumable Fuels—0.0%
Mesquite Energy, Inc.,
6.50%, Ser. B (d)(e)(f)	213,230	2
Nabors Industries Ltd.,
6.00%, 5/1/21, Ser. A	15,975	184,032

		184,034

Pharmaceuticals—0.1%
Elanco Animal Health, Inc.,
5.00%, 2/1/23	38,480	1,830,494

Semiconductors—0.5%
Broadcom, Inc.,
8.00%, 9/30/22, Ser. A	5,840	8,464,788

Telecommunications—0.3%
2020 Cash Mandatory Exchangeable Trust,
5.25%, 6/1/23 (a)(b)	3,935	4,620,989

Total Convertible Preferred Stock (Cost—$65,281,189)		66,997,572

	Principal Amount (000s)

CORPORATE BONDS & NOTES—0.0%

Oil, Gas & Consumable Fuels—0.0%
Cobalt International Energy, Inc.,
7.75%, 12/1/23 (c)(f) (cost—$1,843,453)	$4,647	67,289

	Shares

WARRANTS (h)—0.0%

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp., exercise price $36.18, expires 2/9/26 (cost—$899,538)	3,129	60,796

	Principal Amount (000s)	Value

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 4/30/21, 0.00%, due 5/3/21, proceeds $44,270,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.375%, due 1/5/27—1/15/27, valued at $45,155,468 including accrued interest (cost—$44,270,000)	$44,270	$44,270,000

Total Investments, before options written (cost—$1,305,286,223)—100.0%		1,540,087,655

Total Options Written—(0.0)% (premiums received—$448,711) (h)		(166,121)

Total Investments, net of options written (cost—$1,304,837,512)—100.0%		1,539,921,534

Other assets and liabilities, net—(0.0)%		(235,794)

Net Assets—100.0%		$1,539,685,740

Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Footnote Legend:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $195,534,656, representing 12.7% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities amounted to a value of $195,534,656 or 12.7% of net assets.

(c)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(d)	Fair-Valued—Securities with an aggregate value of $6, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Non-income producing.

Schedule of Investments

Virtus Dividend, Interest & Premium Strategy Fund

April 30, 2021 (unaudited) (continued)

Options written contracts outstanding at April 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Activision Blizzard, Inc.	110.00 USD	5/21/21	(250)	$(25,000)	$(6,250)	$(13,131)	$6,881
Adobe, Inc.	585.00 USD	5/21/21	(56)	(5,600)	(2,408)	(5,458)	3,050
Alibaba Group Holding Ltd.	270.00 USD	5/28/21	(132)	(13,200)	(9,900)	(18,277)	8,377
Alphabet, Inc.	2,440.00 USD	5/21/21	(10)	(1,000)	(14,020)	(4,665)	(9,355)
Alphabet, Inc.	2,600.00 USD	5/21/21	(10)	(1,000)	(950)	(6,365)	5,415
Amazon.com, Inc.	3,800.00 USD	5/21/21	(10)	(1,000)	(8,070)	(16,915)	8,845
Amazon.com, Inc.	4,050.00 USD	5/21/21	(10)	(1,000)	(2,570)	(6,365)	3,795
American Tower Corp.	270.00 USD	5/21/21	(357)	(35,700)	(21,420)	(21,605)	185
Apple, Inc.	140.00 USD	5/21/21	(238)	(23,800)	(12,852)	(20,102)	7,250
Apple, Inc.	155.00 USD	5/21/21	(261)	(26,100)	(1,566)	(12,649)	11,083
Bank of America Corp.	46.00 USD	5/21/21	(820)	(82,000)	(3,280)	(18,421)	15,141
Broadcom, Inc.	540.00 USD	5/21/21	(96)	(9,600)	(1,440)	(16,660)	15,220
Cadence Design Systems, Inc.	170.00 USD	5/21/21	(164)	(16,400)	(2)	(6,308)	6,306
Chipotle Mexican Grill, Inc.	1,720.00 USD	5/21/21	(6)	(600)	(1,155)	(5,841)	4,686
Citigroup, Inc.	80.00 USD	5/21/21	(257)	(25,700)	(2,570)	(7,572)	5,002
Home Depot, Inc.	365.00 USD	5/21/21	(320)	(32,000)	(10,880)	(17,453)	6,573
JPMorgan Chase & Co.	170.00 USD	5/21/21	(282)	(28,200)	(4,512)	(9,443)	4,931
JPMorgan Chase & Co.	180.00 USD	5/21/21	(282)	(28,200)	(1,410)	(2,669)	1,259
Lockheed Martin Corp.	430.00 USD	5/21/21	(269)	(26,900)	(3,497)	(19,493)	15,996
Lululemon Athletica, Inc.	370.00 USD	5/21/21	(30)	(3,000)	(2,970)	(2,744)	(226)
Mastercard, Inc.	430.00 USD	5/21/21	(50)	(5,000)	(2,400)	(5,223)	2,823
McDonald’s Corp.	260.00 USD	5/21/21	(100)	(10,000)	(1,200)	(2,246)	1,046
Microsoft Corp.	280.00 USD	5/21/21	(187)	(18,700)	(2,805)	(6,632)	3,827
Microsoft Corp.	300.00 USD	5/21/21	(370)	(37,000)	(2,220)	(10,162)	7,942
Microsoft Corp.	305.00 USD	6/18/21	(185)	(18,500)	(3,145)	(8,966)	5,821
Monster Beverage Corp.	110.00 USD	5/21/21	(155)	(15,500)	(4,650)	(4,102)	(548)
Morgan Stanley	87.50 USD	5/21/21	(195)	(19,500)	(9,945)	(4,186)	(5,759)
Nasdaq, Inc.	175.00 USD	5/21/21	(200)	(20,000)	(2,000)	(6,893)	4,893
Netflix, Inc.	615.00 USD	5/21/21	(25)	(2,500)	(875)	(13,912)	13,037
Netflix, Inc.	640.00 USD	5/21/21	(50)	(5,000)	(1,200)	(15,823)	14,623
NextEra Energy, Inc.	90.00 USD	5/21/21	(700)	(70,000)	(2,100)	(9,431)	7,331
Nvidia Corp.	715.00 USD	5/21/21	(32)	(3,200)	(2,016)	(21,487)	19,471
Nvidia Corp.	745.00 USD	5/21/21	(65)	(6,500)	(2,535)	(26,424)	23,889
Starbucks Corp.	130.00 USD	5/21/21	(86)	(8,600)	(430)	(3,996)	3,566
Synopsys, Inc.	290.00 USD	5/21/21	(50)	(5,000)	(3,125)	(4,373)	1,248
Teradyne, Inc.	145.00 USD	5/21/21	(95)	(9,500)	(1,900)	(21,770)	19,870
Teradyne, Inc.	150.00 USD	5/21/21	(95)	(9,500)	(1,235)	(18,854)	17,619
Teradyne, Inc.	155.00 USD	5/21/21	(95)	(9,500)	(475)	(12,204)	11,729
Thermo Fisher Scientific, Inc.	550.00 USD	5/21/21	(94)	(9,400)	(1,880)	(11,324)	9,444
UnitedHealth Group, Inc.	430.00 USD	5/21/21	(95)	(9,500)	(5,225)	(4,699)	(526)
Visa, Inc.	255.00 USD	5/21/21	(98)	(9,800)	(3,038)	(3,868)	830

Total options written contracts					$(166,121)	$(448,711)	$282,590

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Value at 4/30/21
Assets:
Common Stock	$1,124,325,424	—	—	$1,124,325,424
Convertible Bonds & Notes	—	$304,366,570	$4	304,366,574
Convertible Preferred Stock	59,161,553	7,836,017	2	66,997,572
Corporate Bonds & Notes	—	—	67,289	67,289
Warrants	60,796	—	—	60,796
Repurchase Agreements	—	44,270,000	—	44,270,000

	1,183,547,773	356,472,587	67,295	1,540,087,655

Liabilities:
Options Written	(160,522)	(5,599)	—	(166,121)

Total Investments	$1,183,387,251	$356,466,988	$67,295	$1,539,921,534

Securities held by the Fund with an end of period value of $67,289 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.

Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended April 30, 2021.